Deposits for Rental Vehicles (Tables)	12 Months Ended
Dec. 31, 2018
Deposits for Rental Vehicles [Abstract]
Schedule of deposits for rental vehicles
	December 31, 2018	December 31, 2017

Deposits for rental vehicles	2,482,592	-
Total	$2,482,592	$-